Ordinary Shares (Details) - USD ($)							12 Months Ended
		Oct. 22, 2025	Jul. 16, 2025	Jun. 30, 2025	Feb. 12, 2025	Feb. 03, 2025	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023	Jun. 23, 2025	Feb. 28, 2024	Jan. 15, 2024
Ordinary Shares [Line Items]
Proceeds from initial public offering (in Dollars)							$ 26,878,358
Authorized share capital (in Dollars)						$ 50,000
Dividend payable (in Dollars)				$ 5,000,000								$ 5,000,000	$ 5,000,000	$ 5,000,000
Dividend paid (in Dollars)				$ 949,000
Mr. Chung Shing Paul Tsang [Member]
Ordinary Shares [Line Items]
Shares issued					323,438
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares authorized	[1]						852,581,250		852,581,250
Common stock par value (in Dollars per share)						$ 0.0001	$ 0.0000695652173913043	[1]	$ 0.0000695652173913043	[1]
Shares issued						395,400,000
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares authorized	[1]						225,543,750		225,543,750
Common stock par value (in Dollars per share)			$ 0.0000695652173913043			$ 0.0001	$ 0.0000695652173913043	[1]	$ 0.0000695652173913043	[1]
Shares issued					225,000	104,600,000
IPO [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Common stock par value (in Dollars per share)		$ 0.0000695652173913043
Shares issued		5,000,000
Share par value (in Dollars per share)		$ 6
Proceeds from initial public offering (in Dollars)		$ 30,000,000
Proceeds form issuance costs (in Dollars)		$ 26,878,358
February 2025 Share Subdivision [Member]
Ordinary Shares [Line Items]
Authorized share capital (in Dollars)						$ 50,000
February 2025 Share Subdivision [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Common stock par value (in Dollars per share)						$ 0.001
Shares issued						39,540,000
February 2025 Share Subdivision [Member] | Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Common stock par value (in Dollars per share)						$ 0.001
Shares issued						10,460,000
February 2025 Share Subdivision II [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Common stock par value (in Dollars per share)						$ 0.001
Shares issued						3,954,000
February 2025 Share Subdivision II [Member] | Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Common stock par value (in Dollars per share)						$ 0.001
Shares issued						1,046,000
February 2025 Share Subdivision III [Member]
Ordinary Shares [Line Items]
Authorized share capital (in Dollars)						$ 50,000
February 2025 Share Subdivision III [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Common stock par value (in Dollars per share)						$ 0.0001
Shares issued						39,540,000
February 2025 Share Subdivision III [Member] | Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Common stock par value (in Dollars per share)						$ 0.0001
Shares issued						10,460,000
Share Capital Increase [Member]
Ordinary Shares [Line Items]
Authorized share capital (in Dollars)						$ 75,000
Share Capital Increase [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Common stock par value (in Dollars per share)						$ 0.0001
Shares issued						593,100,000
Share Capital Increase [Member] | Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Common stock par value (in Dollars per share)						$ 0.0001
Shares issued						156,900,000
Share Issuance [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Shares issued						19,770,000
Share Issuance [Member] | Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Shares issued						5,230,000
July 2025 Share Subdivision [Member]
Ordinary Shares [Line Items]
Authorized share capital (in Dollars)			$ 75,000
July 2025 Share Subdivision [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Common stock par value (in Dollars per share)			$ 0.0000695652173913043
Shares issued			852,581,250				90,581,566
July 2025 Share Subdivision [Member] | Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Shares issued			225,543,750				22,554,375

[1]	The number of ordinary shares has been retrospectively adjusted for the 1-for-10 share subdivision effected on February 3, 2025 (the “February 2025 Share Subdivision”), the increase of share capital effected on February 3, 2025 (the “Share Capital Increase”) and the issuance of an aggregate of 19,770,000 Class A ordinary shares and 5,230,000 Class B ordinary shares on February 3, 2025 to existing shareholders of BGIN BLOCKCHAIN LIMITED on a pro rata basis (the “Share Issuance”), and the 1-for-1.4375 share subdivision effected on July 16, 2025 (the “July 2025 Share Subdivision”)